Unaudited condensed consolidated statements of profit or loss and other comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited condensed consolidated statements of profit or loss and other comprehensive income
Revenue	$ 174,094,786	$ 223,110,983
Operating expenses
Commissions	(2,008,372)	(2,405,152)
Voyage expenses	(59,517,139)	(60,238,825)
Vessel operating expenses	(22,045,871)	(21,398,885)
Management fees	(2,280,600)	(2,293,200)
Depreciation and amortization	(20,565,522)	(20,331,446)
General and administrative expenses	(8,463,067)	(7,669,010)
Total operating expenses	(114,880,571)	(114,336,518)
Operating profit	59,214,215	108,774,465
Other income / (expenses)
Interest income	815,603	1,974,382
Interest expense and other finance costs	(23,038,063)	(30,512,274)
Unrealized gain/ (loss), net on derivatives	2,465,940	(443,334)
Realized gain/ (loss), net on derivatives	397,168	(38,590)
Loss on debt extinguishment	(1,125,951)
Gain from modification of loans		1,828,959
Foreign exchange gain/ (loss)	713,930	(461,320)
Total other expenses, net	(19,771,373)	(27,652,177)
Profit for the period	39,442,842	81,122,288
Total comprehensive income for the period	39,442,842	81,122,288
Profit attributable to the owners of the Group	39,442,842	81,122,288
Total comprehensive income attributable to the owners of the Group	$ 39,442,842	$ 81,122,288
Earnings per share - basic	$ 1.23	$ 2.52
Earnings per share - diluted	$ 1.23	$ 2.52
Weighted average no. of shares - basic	32,194,108	32,194,108
Weighted average no. of shares - diluted	32,194,108	32,194,108